Profit or Loss Before Income Taxes (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Schedule of Income Before Income Tax [Line Items]
Profit (loss) from continuing operations before income taxes	$ (54,562)	¥ (353,445)	¥ (311,804)	¥ (36,679)
Non-PRC
Schedule of Income Before Income Tax [Line Items]
Profit (loss) from continuing operations before income taxes	(39,562)	(256,279)	(485,539)	(165,039)
PRC
Schedule of Income Before Income Tax [Line Items]
Profit (loss) from continuing operations before income taxes	$ (15,000)	¥ (97,166)	¥ 173,735	¥ 128,360